S000057700 [Member] Investment Strategy - ClearBridge Large Cap Growth Select ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. large capitalization growth companies or other investments with similar economic characteristics.
For purposes of this investment policy, the subadviser considers various investment criteria in determining whether a company is a growth company including, but not limited to:
•	Higher earnings per share growth than the broader equity market
•	Higher sales growth than the broader equity market
These investment criteria may be assessed based on past history or forward-looking estimates. In addition, a company identified as a “growth company” by an independent third-party index or investment data provider will be considered a “growth company” for purposes of this investment policy. The subadviser defines large capitalization companies as those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”).
The size of the companies in the Index changes with market conditions and the composition of the Index. As of March 31, 2026, the largest market capitalization of a company in the Index was approximately $4.461 trillion and the median market capitalization of a company in the Index was approximately $16.405 billion. The fund’s investment strategy focuses on consistent growth of capital while managing volatility.
The subadviser generally intends to maintain a more focused portfolio consisting of about 30 large capitalization growth company securities. The fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
The fund emphasizes investments in equity securities or related instruments of U.S. large-capitalization growth companies; however, it may invest in equity securities of foreign issuers with similar characteristics.
The subadviser seeks to invest over the long term in select large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
The subadviser will sell a security if the issuer no longer meets its financial criteria. In addition, the subadviser will seek to replace securities when the company’s risk/reward profile is no longer favorable due to price appreciation or if the company’s investment fundamentals have deteriorated meaningfully relative to original expectations. Securities may also be sold to permit investment in an issuer considered by the subadviser to be a more attractive alternative.
As of March 31, 2026, the top sector represented by the fund’s underlying investments was information technology. This sector may change over time.